COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
10.	COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is subject to legal and regulatory actions that arise from time to time in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events. In the opinion of management, all such matters are not expected to have a material effect on the financial position, results of operations or cash flows of the Company. However, the outcome of litigation is inherently uncertain. There is no material pending or threatened litigation against the Company that remains outstanding as of March 31, 2022 and December 31, 2021.

Operating leases

The Company’s leases primarily include corporate offices. The lease term of operating leases vary from less than a year to seven years. The Company has leases that include one or more options to extend the lease term to a total term of ten years as well as options to terminate the lease within one year. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise such options. The Company’s lease agreements generally do not contain any residual value guarantees or restrictive covenants.

The components of lease expense were as follows (in thousands):

Three Months Ended
March 31, 2022
Lease cost
Operating lease cost	$600
Short-term lease cost (1)	102
Total lease cost	$702
(1)	The Company elected to account for short-term leases in accordance with ASC 842. ASC 842 defines a short-term lease as a lease whose lease term, at commencement, is 12 months or less and that does not include a purchase option whose exercise is reasonable certain. The Company will recognize the lease payments in profit or loss on a straight-line basis over the lease term.

Supplemental cash flow information related to leases was as follows (in thousands):

Three Months Ended
March 31, 2022
Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows in operating leases	$477
Right-of-use assets obtained in exchange for lease obligations
Operating lease liabilities	$6,587

Supplemental balance sheet information related to leases was as follows (in thousands, except lease term and discount rate):

March 31, 2022
Assets
Operating lease right-of-use assets	$6,099
Liabilities
Operating lease liability, current	$1,948
Operating lease liability, non-current	$4,438
Total operating lease liability	$6,386

March 31, 2022
Weighted Average Lease Term (in years)
Operating Leases	3.38
Weighted Average Discount Rate
Operating Leases	5.69%

Total future minimum lease payments over the term of the lease as of March 31, 2022, are as follows (in thousands):

Years Ended December 31,	Operating leases
2022 (remaining nine months)	1,723
2023	2,108
2024	1,976
2025	548
2026	563
2027 and thereafter	142
Total undiscounted lease payments	$7,060
Less: imputed interest	(674)
Total lease liabilities	$6,386

As of March 31, 2022, the Company entered into additional operating leases for an office and a truck transfer point of $25.8 million, and $0.6 million respectively. These operating leases will commence in fiscal 2022 with lease terms of seven years and five years respectively, and contain options to renew and extend the terms of up to 60 months and 12 for each renewal, respectively.

11.	COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is subject to legal and regulatory actions that arise from time to time in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events. In the opinion of management, all such matters are not expected to have a material effect on the financial position, results of operations or cash flows of the Company. However, the outcome of litigation is inherently uncertain. There is no material pending or threatened litigation against the Company that remains outstanding as of December 31, 2021, and December 31, 2020.

Lease Agreement

The Company leases office facilities in the United States that expire at various dates through December 2027. All lease arrangements entered into are classified as operating leases. Certain leases contain scheduled increases in rental payments resulting in uneven cash flows over the life of the lease. The difference between the required lease payment and the recognition of lease expense on a straight-line basis is recorded as a deferred rent liability on the balance sheet. Rent expense during the years ended December 31, 2021 and 2020, was $1.4 million and $1.4 million, respectively.

Total future minimum lease payments over the term of the lease as of December 31, 2021, are as follows (in thousands):

Years Ended December 31,	Lease Payments
2022	$3,669
2023	5,194
2024	5,165
2025	3,970
2026	4,666
2027	$4,367
Total	$27,031

The Company’s headquarter lease in San Francisco, CA contains an option to renew the lease for a period of three years upon expiration of the initial lease term in December 2024 for which the base rent shall be the then fair market value rent at the time of exercise.